REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION BY REVENUE

The table below presents the Company’s revenue disaggregated by revenue source for the three and six months ending:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Revenue service line:
Renewable diesel products	$561,549	$3,372,667	$643,656	$3,372,667
Renewable diesel environmental credits	-	3,203,565	97,301	3,203,565
Naphtha product sales	129,332	-	298,612	-
Total revenue	$690,881	$6,576,232	$1,039,569	$6,576,232

The table below presents the Company’s revenue disaggregated by revenue source.

	December 31, 2025	December 31, 2024
Revenue service line:
Renewable diesel products	$11,271,665	$-
Renewable diesel environmental credits	9,412,944	-
Naphtha product sales	131,346	-
Total revenue	$20,815,955	$-